Capital [Member] Annual Fund Operating Expenses - Capital - BLACKROCK SELECT TREASURY BASED LIQUIDITY FUND	Oct. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	June 30, 2027
CAPITAL SHARES
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Component1 Other Expenses	0.05%	[1]
Component2 Other Expenses	0.01%	[1]
Other Expenses (as a percentage of Assets):	0.06%	[1]
Expenses (as a percentage of Assets)	0.26%	[1]
Fee Waiver or Reimbursement	(0.04%)	[1],[2]
Net Expenses (as a percentage of Assets)	0.22%	[1],[2]

[1]	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2025.
[2]
As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 56, BlackRock, the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.17% of average daily net assets through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non‑interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.